UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-21259
                                                 -----------------

                    GMAM Absolute Return Strategies Fund, LLC
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 418-6307
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                    Date of reporting period: March 31, 2005
                                             ---------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


          GMAM ABSOLUTE RETURN STRATEGY FUND I
          (A Series of GMAM Absolute Return Strategies Fund, LLC)

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          FINANCIAL STATEMENTS
          FOR THE YEAR ENDED MARCH 31, 2005

  GMAM ABSOLUTE RETURN STRATEGY FUND I
  (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)



  TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                                                         Page


   Report of Independent Registered Public Accounting Firm                  1

   Schedule of Investments                                              2 - 3

   Statement of Assets, Liabilities and Members' Capital                    4

   Statement of Operations                                                  5

   Statements of Changes in Members' Capital                                6

   Statement of Cash Flows                                                  7

   Notes to Financial Statements                                       8 - 12

   Fund Management (Unaudited)                                        13 - 14

   Additional Information (Unaudited)                                      15

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Managers of
GMAM Absolute Return Strategies Fund, LLC

We have audited the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, of GMAM Absolute Return Strategy Fund I (the "Fund"), a series of GMAM Absolute Return Strategies Fund, LLC, as of March 31, 2005, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the three years ended March 31, 2005 and for the period from June 26, 2001 (commencement of operations) to March 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and underlying funds investment sponsors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the GMAM Absolute Return Strategy Fund I as of March 31, 2005, the results of its operations and cash flows for the year then ended the changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the three years ended March 31, 2005 and for the period from June 26, 2001 (commencement of operations) to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
New York, New York
May 23, 2005

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
MARCH 31, 2005
--------------------------------------------------------------------------------

                                                                     INITIAL
                                                                   ACQUISITION                     NUMBER OF
                                                                     DATE|X|          COST           SHARES           VALUE
                                                                     -------          ----           ------           -----
INVESTMENTS IN INVESTMENT FUNDS ^ # (95.68%)
CONVERTIBLE ARBITRAGE (2.71%)
Aristeia International Limited, Class A                               Mar-03      $ 50,000,000        99,750     $     52,423,807
                                                                                                                 ----------------
                                                                                                                       52,423,807
                                                                                                                 ----------------
DISTRESSED INVESTMENT (14.08%)
Cerberus International, Ltd.                                          Dec-01        45,000,000           151           67,800,942
Greywolf Capital Overseas Fund, Class A Series 6                      Dec-04        75,000,000        75,000           79,731,750
King Street Capital, L.P.                                             Jun-02        60,000,000             *           79,845,680
STYX International Fund, Ltd., Series 1                               Apr-02        37,442,600        17,024           44,596,292
                                                                                                                 ----------------
                                                                                                                      271,974,664
                                                                                                                 ----------------

EQUITY MARKET NEUTRAL (3.59%)
Numeric European Long/Short Fund I L.P.                               Aug-03        34,894,296             *           39,314,977
Numeric Japanese Market Neutral Offshore Fund III
   Ltd., Class B Series 1                                             Dec-02        25,000,000       250,000           30,097,650
                                                                                                                 ----------------
                                                                                                                       69,412,627
                                                                                                                 ----------------

FIXED INCOME ARBITRAGE (3.16%)
The Obsidian (Offshore) Fund, Class III Master Series                 Feb-04        20,000,000        18,221           22,450,258
The Obsidian (Offshore) Fund, Class IV Master Series                  Sep-01        35,000,000        33,623           38,628,014
                                                                                                                 ----------------
                                                                                                                       61,078,272
                                                                                                                 ----------------
LONG/SHORT EQUITY (35.59%)
Alson Signature Fund Offshore Ltd., Class A Series 1                  Apr-04        50,000,000        43,089           55,704,689
Artis Technology Partners Ltd., Class A Series 1                      Jan-04        35,603,717       289,761           38,716,428
Artis Technology Partners Ltd., Class A Series 5                      Dec-04        15,000,000       150,000           15,276,092
Artis Technology 2X Ltd., Class A Series 2                            Aug-04        10,000,000        79,382           11,246,100
Artis Technology 2X Ltd., Class A Series 7                            Feb-05         5,000,000        50,000            5,101,100
Black Bear Offshore Fund Limited, Class A                             Jan-02        30,000,000       126,047           48,994,254
Front Point Offshore Value Discovery Fund, L.P.                       May-04        80,000,000             *           85,898,590
Rosehill Japan Fund Ltd., Class A                                     Apr-02        15,000,000           788           19,175,209
Rosehill Japan Fund Ltd., Class C                                     Apr-02        25,000,000         1,291           31,414,352
Scout Capital Fund, Ltd., Class A Series 1                            Dec-01        44,945,547       359,261           62,266,963
Scout Capital Fund, Ltd., Class A Series 7                            Jan-05        20,000,000       118,785           20,568,351
Spring Point Institutional Partners, L.P.                             Feb-03        60,000,000             *           62,523,175
Spring Point Opportunity Offshore Fund, Class A
Series 2005-01-01                                                     Jan-05        20,000,000       200,000           20,200,000
Stadia Capital Limited, Class AB Series 1                             Jan-04        85,000,000       590,140           88,142,741
Tosca Fund Ltd., USD Class                                            Apr-02        39,189,699       265,697           48,499,358
Zaxis Offshore Limited, Class A1                                      Nov-01        45,000,000        36,901           50,595,641
Zaxis Offshore Limited, Class A47                                     May-04        25,000,000        25,000           23,831,500
                                                                                                                 ----------------
                                                                                                                      688,154,543
                                                                                                                 ----------------

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

                                                                     INITIAL
                                                                   ACQUISITION                     NUMBER OF
                                                                     DATE|X|          COST           SHARES           VALUE
                                                                     -------          ----           ------           -----
MERGER ARBITRAGE (1.09%)
CNH MA I Ltd., Class C Series Initial                                 Nov-01      $ 20,054,405           199     $     21,043,701
                                                                                                                 ----------------
                                                                                                                       21,043,701
                                                                                                                 ----------------

MULTI-STRATEGY (35.46%)
AQR Absolute Return Offshore Fund Ltd., Class A
   Series Initial 4                                                   Aug-03        40,000,000           298           43,254,067
BBT Overseas Partners, L.P.                                           Sep-01        40,174,938        41,032           48,818,428
Castlerigg International Limited, Class Aa Series 1                   Nov-03        60,000,000       255,073           69,193,593
Deephaven Market Neutral Fund Ltd., Class A2 Series N-05/2004         May-04        75,000,000        75,156           78,093,281
Double Black Diamond Ltd., Series B - Unrestricted                    Feb-04       100,000,000       515,478          103,281,176
Empyrean Capital Overseas Fund Ltd., Class A Series 1                 Aug-04        50,000,000        49,971           53,003,814
Sagamore Hill Fund Ltd., Class AA Series 118                          Apr-04        75,000,000        75,184           75,276,846
Shepherd Investments International Limited, Class A                   Jan-02        77,733,535        29,043           91,486,179
Silverback Offshore Ltd (USD), Class A1 Series 12                     Apr-04        50,000,000        50,000           46,280,926
UBS Global Equity Arbitrage Limited, Class A Series 1                 Oct-01        48,441,004        30,440           51,827,959
UBS Global Equity Arbitrage Limited, Class A Series 29                Jun-04        25,000,000        25,000           25,130,750
                                                                                                                 ----------------
                                                                                                                      685,647,019
                                                                                                                 ----------------

TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ # (COST - $1,648,479,741)                                                   1,849,734,633
                                                                                                                 ----------------

INVESTMENT IN MONEY MARKET FUND (2.19%)

JP Morgan Prime Money Market Fund                                     Oct-01        42,385,911    42,385,911           42,385,911
                                                                                                                 ----------------

TOTAL INVESTMENTS (COST - $1,690,865,652)                                                                           1,892,120,544
                                                                                                                 ----------------

OTHER ASSETS, LESS LIABILITIES (2.13%)                                                                                 41,197,936
                                                                                                                 ----------------

MEMBERS' CAPITAL (100%)                                                                                          $  1,933,318,480
                                                                                                                 ================


# - Non-income producing securities.
* - Security is a partnership that does not issue shares.
^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and value of restricted securities as of March 31, 2005 was $1,648,479,741 and $1,849,734,633, respectively.
|X| Initial acquisition dates are unaudited by Deloitte & Touche LLP.

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
MARCH 31, 2005
--------------------------------------------------------------------------------


ASSETS
Investments  (cost - $1,690,865,652)                              $1,892,120,544
Receivable from investments in Investment Funds                       46,510,590
                                                                  --------------
          Total assets                                             1,938,631,134
                                                                  --------------

LIABILITIES
Management fees payable                                                4,826,765
Accounting & administration fees payable                                 228,546
Other accrued expenses                                                   257,343
                                                                  --------------
           Total liabilities                                           5,312,654
                                                                  --------------

MEMBERS' CAPITAL                                                  $1,933,318,480
                                                                  ==============

MEMBERS' CAPITAL:
    Represented by:
      Capital                                                     $1,732,063,588
      Accumulated net unrealized appreciation on investments         201,254,892
                                                                  --------------
MEMBERS' CAPITAL                                                  $1,933,318,480
                                                                  ==============


                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME:

     Dividends                                                   $     310,248
                                                                ----------------
     Total investment income                                           310,248
                                                                ----------------

EXPENSES:
     Management fees                                                16,975,876
     Accounting and administration fees                                573,654
     Professional fees                                                 380,600
     Board of Managers' fees                                            75,111
     Interest expense                                                    6,167
     Miscellaneous expenses                                            175,747
                                                                ----------------
     Total expenses                                                 18,187,155
                                                                ----------------

NET INVESTMENT LOSS                                                (17,876,907)
                                                                ----------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS IN
     INVESTMENT FUNDS

     Net realized loss on investments in Investment Funds           (2,275,620)
     Net change in unrealized appreciation on investments
        in Investment Funds                                         96,641,943
                                                                ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN
     INVESTMENT FUNDS                                               94,366,323
                                                                ----------------
NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT OPERATIONS                          $  76,489,416
                                                                ================


                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                             For the                     For the
                                                                           Year Ended                   Year Ended
                                                                         March 31, 2005               March 31, 2004

MEMBERS' CAPITAL, BEGINNING OF YEAR                                     $ 1,144,829,064              $   609,999,464

    Capital contributions                                                   712,000,000                  450,000,000

    Capital withdrawals                                                               -                            -

    Net investment loss                                                     (17,876,907)                  (8,758,649)

    Net realized (loss)/gain on investments in Investment
    Funds                                                                    (2,275,620)                   3,232,800

    Net change in unrealized appreciation on investments in
    Investment Funds                                                         96,641,943                   90,355,449
                                                                       -------------------          -------------------

MEMBERS' CAPITAL, END OF YEAR                                           $ 1,933,318,480              $ 1,144,829,064
                                                                       ===================          ===================





                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment operations                  $     76,489,416
 Adjustments to reconcile net increase in members' capital derived from investment operations to net cash used in operating activities:
        Purchase of investments in Investment Funds                                      (760,000,000)
        Proceeds from disposition of investments in Investment Funds                      147,853,045
        Net realized loss on investments in Investment Funds                                2,275,620
        Net unrealized appreciation on investments in Investment Funds                    (96,641,943)
        Purchase of investment in Money Market Fund-net                                   (35,718,767)
        Increase in receivable from investments in Investment Funds                       (46,510,590)
        Increase in management fees payable                                                    94,339
        Increase in accounting and administration fees payable                                 71,261
        Increase in other accrued expenses                                                     87,619
                                                                                     -------------------
        Net cash used in operating activities                                            (712,000,000)
                                                                                     -------------------
CASH FLOWS FROM FINANCING ACTIVITIES
 Capital contributions                                                                    712,000,000
 Capital withdrawals                                                                                -
                                                                                     -------------------
        Net cash provided by financing activities                                         712,000,000
                                                                                     -------------------
NET CHANGE IN CASH AND CASH EQUIVALENTS                                                             -

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR                                                      -
                                                                                     -------------------

CASH AND CASH EQUIVALENTS AT END OF YEAR                                             $              -
                                                                                     ===================





                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005
--------------------------------------------------------------------------------

1.   ORGANIZATION

     GMAM Absolute Return Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on June 13, 2001. In November, 2002, the Company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended. The Company is organized to offer one or more series of membership interests (each a "Fund" and collectively the "Funds"). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Fund ("Members"). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

     The Company has created GMAM Absolute Return Strategy Fund I, a series of the Company ("Fund I") which commenced operations on June 26, 2001. The investment advisor for Fund I is General Motors Investment Management Corporation (the "Advisor"), an indirect wholly owned subsidiary of General Motors Corporation ("General Motors"). The Advisor acts as Fund I's investment advisor and manages the investment activities of Fund I.

     Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the "Portfolio Managers") or the investment funds that they manage ("Investment Funds"). Fund I primarily invests in Investment Funds and Fund I currently does not have any separate account arrangements with Portfolio Managers. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities ("Managers") that serve as the Board of Managers of the Company ("Board of Managers").

2.   SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - Fund I values its investments in Investment Funds at fair value, which is provided by the Portfolio Managers or the Investment Funds. Under procedures established by the Board of Managers, the Advisor conducts periodic reviews of the valuation methodology used by each Portfolio Manager or Investment Fund to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in its own valuation policies and procedures in determining its net asset value. The valuations provided by the Portfolio Managers and the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds' management. If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT   TRANSACTIONS  AND  RELATED   INVESTMENT  INCOME  -  Investment
     transactions are recorded on a trade date basis. Dividend income and distributions from Underlying Funds are recorded on ex-date.

     Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     NET ASSET VALUATION - Fund I's net asset value is determined as of the close of business on the last day of each month and on certain other days as determined by the Board of Managers (the "Valuation Date"). All valuations are net of expenses, including accrued management fees and performance fees or allocations payable to the Portfolio Managers.

     FUND EXPENSES - Fund I bears all of its operating expenses other than those specifically required to be borne by the Advisor or another party pursuant to the Investment Advisory Agreement or another agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

     INCOME TAXES - Fund I is treated as a partnership for federal, state and local income tax purposes, and, as such, taxes are the responsibility of the individual members. Therefore, no provision for the payment of federal, state or local income taxes has been made.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates and assumptions, by their nature, are based on judgments and available information. Actual results could differ from these estimates and assumptions.

     RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform with current year presentation.

3.   ALLOCATION OF PROFITS AND EXPENDITURES

     As of the last day of each fiscal period, the net profit or net loss for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period. Except as otherwise provided for in the Company's Amended and Restated Limited Liability Company Agreement (the "Agreement"), any expenditures payable by a Fund, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by such Fund.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

4.   RELATED PARTY TRANSACTIONS

     The Advisor serves as a fiduciary to First Plaza Group Trust, which owns approximately 86.15% of Fund I as of March 31, 2005. First Plaza Group Trust is a group trust representing various employee benefit plans, including plans of General Motors and its affiliates and/or former affiliates. The Advisor also serves as a fiduciary to each of the other Members of Fund I as of March 31, 2005.

     MANAGEMENT FEES - The Advisor is currently paid a fee, calculated monthly and payable quarterly, of 1% per annum based on Fund I's net assets. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates. Prior to Fund I's registration under the 1940 Act, the Advisor was paid an advisory fee by Fund I equal to actual expenses (including allocated salaries and certain items of overhead) incurred by the Advisor while advising and providing administrative services to Fund I.

     The Investment Funds pay asset-based management fees to the Portfolio Managers ranging from 1.00% to 2.00% annually of the net assets of the Investment Funds. Additionally, the Portfolio Managers generally receive incentive fees or incentive allocations of generally up to 20% of the Investments Funds' net profits. These management and incentive fees (as well as other expenses of the Investment Funds) are accounted for in the valuations of the Investment Funds (which are reported in these financial statements net of such fees) and are not included in management fees on the statement of operations.

     BOARD OF MANAGERS FEES - Each member of the Board of Managers who is not an "interested person" of the Company, as defined in the 1940 Act, receives an annual retainer of $20,000 plus a fee of $5,000 for each board meeting attended in person or $2,500 for each board meeting attended telephonically. Currently, one Manager is an "interested person" of the Company. The Company reimburses those Managers who are not "interested persons" for all reasonable out-of-pocket expenses incurred by them in performing their duties.

5.   ADMINISTRATIVE SERVICES

     PFPC Inc. serves as Administrative, Accounting and Investor Servicing Agent to Fund I and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon the average net assets of Fund I, subject to minimum monthly fees.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

6.   SECURITIES TRANSACTIONS

     Total purchases and sales of investments in Investment Funds by Fund I for the year ended March 31, 2005 amounted to $760,000,000 and $147,853,045, respectively.

     The cost of investments in Investment Funds for Federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of March 31, 2005. Each Member of Fund I as of March 31, 2005 is organized and created as a tax-exempt trust under Section 501(a) of the Internal Revenue Code.

7.   CREDIT, LIQUIDITY AND MARKET RISK

     An investment in Fund I involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require advance notice of an investor's intent to redeem its interest and may, depending on the Investment Fund's governing agreements, deny or delay a redemption request.

     Fund I may maintain cash in bank deposit accounts which, at times, may exceed federally insured limits. Fund I has not to date experienced any losses in such accounts.

8.   REPURCHASE OF COMPANY INTERESTS

     No Member will have the right to require Fund I or the Company to redeem such Member's interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

     The Board of Managers may, from time to time and in its sole discretion, determine to cause Fund I to repurchase interests or portions of interests in Fund I from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement.

9.   UNDERLYING FUNDS

     As of March 31, 2005, the value of Fund I's investment in Double Black Diamond Ltd. constituted more than 5% of Fund I's net assets.

     The investment strategy of Double Black Diamond Ltd. is to identify and exploit inefficiencies in the global securities markets using a market neutral approach. Fund I holds Series B shares of Double Black Diamond Ltd., which generally cannot be redeemed for 36 months from the initial acquisition date without incurring an early redemption charge. Thereafter, shares may generally be redeemed as of the end of any calendar quarter.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005  (CONCLUDED)
--------------------------------------------------------------------------------

10.  FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the following periods:

                                                                                                Period from June 26,
                                                                                                 2001 (Commencement
                                         Year Ended          Year Ended       Year Ended          of Operations) to
                                       March 31, 2005      March 31, 2004   March 31, 2003         March 31, 2002
                                    ---------------------------------------------------------------------------------

Total Return (1)                              4.43%              11.64%         (0.48)%                   3.08%
Members' capital, end
  of period (000)                        $1,933,318          $1,144,829        $609,999                $582,821
Portfolio Turnover                               9%               7%(4)             48%                      0%


Annualized ratios to
Average Members' capital: (3)

Operating expenses
(excluding dividend expense)
before reimbursement of
management fee to Fund I                      1.07%               1.12%           0.73%                0.96%(2)
Dividend expense                              0.00%               0.05%           0.03%                   0.00%
Reimbursement of
management fee to Fund I                      0.00%               0.00%           0.00%              (0.30)%(2)
Net expenses                                  1.07%               1.17%           0.76%                0.66%(2)

Net investment loss                         (1.06)%             (1.12)%         (0.70)%              (0.60)%(2)

     (1) Total return assumes a purchase of an interest in Fund I on the first day and a sale of the interest on the last day of the period noted. Total returns for a period of less than a full year are not annualized. Returns are geometrically linked based on capital cash flow dates during the reporting period.

     (2)  The ratios of expenses and net investment loss are annualized.

     (3) Average Members' capital is measured using the weighted average Members' capital at each cash flow date.

     (4) Does not include transfer of separate account assets to Numeric European Long/Short Fund I L.P.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers and officers of the Company is set forth below.

Name, Age, Address, Position        Principal Occupation          Number of Affiliated        Other
with the Company and Length         During the Past Five          Funds Overseen by           Directorships
of Time Served                      Years                         Manager                     Held
-----------------------------     ------------------------      ------------------------    -----------------------

BOARD OF MANAGERS

Charles A. Hurty, 61,              Independent Consultant          None                       Citigroup Alternative
Darien, CT                         (2001 - Present); Partner,                                 Investments Multi-
Manager,                           KPMG (until 2001)                                          Advisor Hedge Fund
Since November 25, 2002                                                                       Portfolios, LLC;
                                                                                              CSFB Alternative
                                                                                              Capital, Inc.
                                                                                              (15 registrants)

Robert E. Shultz, 65,              Partner, TSW Associates         None                       Vestaur Securities,
Wilton, CT                         (1997 - Present)                                           Inc.; LIM Asia
Manager,                                                                                      Arbitrage Fund
Since November 25, 2002

W. Allen Reed*, 58,                President & CEO of General      None                       iShares Inc.;
New York, NY                       Motors Investment                                          Temple Inland, Inc.
Manager, President, and            Management Corporation
Chief Executive Officer            ("GMIMCo") (1994 -
Since November 25, 2002            Present)

* - Manager who is an "interested person" of the Company, as defined in the 1940 Act.

OFFICERS

Lori V. O'Shaughnessy, 33,         Director and Attorney,          N/A                        N/A
Boston, MA                         PFPC Inc. (2002 - Present);
Secretary,                         Associate Counsel,
Since November 25, 2002            Investors Bank & Trust
                                   Co. (2001 - 2002); Senior
                                   Regulatory Administrator,
                                   PFPC Inc. (1998 - 2001)

Patricia M. McDonald, 58,          Vice President and              N/A                        N/A
New York, NY                       Secretary, GMIMCo
Assistant Secretary,               (1999 - Present)
Since November 25, 2002

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

FUND MANAGEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Information pertaining to the officers of the Company is continued below.

Name, Age, Address, Position        Principal Occupation          Number of Affiliated        Other
with the Company and Length         During the Past Five          Funds Overseen by           Directorships
of Time Served                      Years                         Manager                     Held
-----------------------------     ------------------------      ------------------------    -----------------------

David Hartman, 40,                 Attorney, GMIMCo,               N/A                        N/A
New York, NY                       (2001 - Present); Vice
Assistant Secretary,               President, Zurich Scudder
Since November 25, 2002;           Investments (2000 - 2001);
Chief Compliance Officer,          Associate General Counsel,
Since March 23, 2005               American International
                                   Group, Inc. (1995 - 2000)


Michael E. Klehm, 49,              Senior Vice President &         N/A                        N/A
New York, NY                       Chief Financial Officer,
Treasurer &                        GMIMCo, (2004-Present);
Principal Financial Officer,       Chief Operating Officer
Since September 30, 2004           (2001-2004);
                                   Chief Operating Officer,
                                   Chief Financial Officer
                                   & Treasurer (2000-2001);
                                   Chief Operating Officer
                                   (1999 - 2000)

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING

     A description of the policies and procedures that Fund I uses to determine how to vote proxies relating to portfolio securities was included in Fund I's Form N-CSR filed on June 10, 2004 and its record of actual proxy votes cast is available in Fund I's Form N-PX filed on August 18, 2004, both of which are available on the Securities and Exchange Commission's ("SEC") web site at www.sec.gov. These are found on the site under "Search for Company Filings" and then "Companies & Other Filers" and may also be obtained at no additional charge by calling collect 302-791-2595.


FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS ("FORM N-Q")

     Fund I files a complete portfolio schedule with the SEC within 60 days after the end of the first and third fiscal quarters on Form N-Q, beginning with the quarter ending December 31, 2004. The Form N-Q is available at www.sec.gov (by conducting a "Search for Company Filings") and may be obtained at no additional charge by calling collect 302-791-2595.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Charles A. Hurty is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $37,000 for 2005 and $33,000 for 2004.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2004.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2005 and $15,000 for 2004.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2004.

      (e)(1)  Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

               GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC ("FUND")

                      PRE-APPROVAL POLICIES AND PROCEDURES

                    AS ADOPTED BY THE FUND'S AUDIT COMMITTEE


     The Sarbanes-Oxley Act of 2002 ("Act")(1) and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules")(2) require that the Fund's Audit Committee pre-approve all audit services (as described in Appendix A to these Policies and Procedures) and non-audit

------------------------

(1) Pub. L. 107-204, 116 Stat. 745 (2002).

(2) Sec. Act Rel. No. 8183 (Mar. 20, 2003).

services provided to the Fund by its independent accountant ("Auditor"), as well as all non-audit services provided by the Auditor to the Fund's investment adviser ("Adviser") and to affiliates of Adviser that provide ongoing services to the Fund ("Service Affiliates") if such services directly impact the Fund's operations and financial reporting.

     The Auditor may not provide prohibited non-audit services to the Fund or its Service Affiliates. Prohibited non-audit services are described in Appendix B to these Policies and Procedures. The Fund's Service Affiliates are listed on
Schedule 1 to these Policies and Procedures.

     The following policies and procedures govern the ways in which the Audit Committee must pre-approve audit and various categories of permitted non-audit services that the Auditor may provide to the Fund and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates (except in the limited circumstances provided above, in which case they do apply), nor do they apply to services that an audit firm other than the Auditor provides to such entities.

     These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Fund may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.   GENERAL

     1. The Audit Committee must pre-approve all audit services and permitted non-audit services that the Auditor provides to the Fund.

     2. The Audit Committee must pre-approve any engagement of the Auditor to provide permitted non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund's operations and financial reporting.

B.   PRE-APPROVAL OF AUDIT SERVICES TO THE FUND

     1. The Audit Committee shall pre-approve the engagement of an auditor to certify the Fund's financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as defined in Section D below). In approving the Engagement, the Audit Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Audit Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Audit Committee also shall consider the Auditor's proposed fees for the engagement, in light of the scope and nature of the audit services that the Fund will receive.

     2. The Audit Committee shall report to the Board of Managers of the Fund (the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

     3. The Engagement shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Fund's board who are not interested persons of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) ("Independent Managers").

C. PRE-APPROVAL OF PERMITTED NON-AUDIT SERVICES TO THE FUND AND TO SERVICE AFFILIATES - BY TYPES OR CATEGORIES OF SERVICES

     1. The Audit Committee may pre-approve types of permitted non-audit services to the Fund and its Service Affiliates pursuant to this Section C. In connection with such pre-approval, the Audit Committee may set such limits on fees and other conditions as it believes to be appropriate.

     2. The Audit Committee, after appropriate consideration of such information as it deems relevant, may pre-approve a non-audit service that is not a prohibited service (see Appendix B) if it specifically finds that the provision of such service is consistent with, and will not impair, the ongoing independence of the Auditor.

     3. Annually, at such time as the Audit Committee considers the Engagement of the Auditor, management of the Fund, in consultation with the Auditor, shall provide to the Audit Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Fund may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Fund's operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year. A non-exclusive list of permissible non-audit services is provided in Appendix C to these Policies and Procedures.

     4. The lists submitted to the Audit Committee as described above shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees where possible and such other information as the Audit Committee may request.

     5. The Audit Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Fund to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year, subject to any conditions or limitations set by the Audit Committee.

     6. The Fund's management will distribute a list of the types of non-audit services pre-approved by the Audit Committee pursuant to this Section C to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Audit Committee those non-audit services that have been or are being provided pursuant to this Section C.

D. PRE-APPROVAL OF PERMITTED NON-AUDIT SERVICES TO THE FUND AND TO SERVICE AFFILIATES - PROJECT-BY-PROJECT BASIS

     1. The Audit Committee also may pre-approve permitted non-audit services on a project by project basis pursuant to this Section D.

     2. Management of the Fund, in consultation with the Auditor, may submit either to the Audit Committee or to the Designated Member, as defined below, for its consideration and action, a pre-approval request identifying one or more non-audit service projects, as well as any material changes proposed in a service that has been pre-approved (including a discussion of the reason for such change). The request so submitted shall describe the project or projects in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Audit Committee or Designated Member shall request.

     3. The Audit Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Audit Committee's behalf, (i) any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee or (ii) any proposed material changes to the nature or costs of a non-audit service previously approved. The Fund's management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

     4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

          (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Fund or to a Service Affiliate; or

          (b) refer such matter to the full Audit Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member shall take into account any restrictions placed by the Audit Committee on his or her pre-approval authority.

     5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit service or proposed material change in service pursuant to this Section D shall constitute authorization for the management of the Fund or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Audit Committee not later than at its next scheduled meeting. If the Designated Member does not or may not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Audit Committee for its consideration and action.

E.   AMENDMENT; ANNUAL REVIEW

     1. The Audit Committee may take appropriate action to amend these Policies and Procedures from time to time.

     2. These Policies and Procedures shall be reviewed annually by the Audit Committee.

F.   RECORDKEEPING

     1. The Fund shall maintain a written record of all decisions made by the Audit Committee or by a Designated Member pursuant to these Policies and Procedures, together with appropriate supporting material.

     2. In connection with the approval of any non-audit service pursuant to the DE MINIMIS exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rule, have been satisfied.

     3. A copy of these Policies and Procedures and of any amendments to these Policies and Procedures shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraph 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

G.   ENTIRE DOCUMENT

     1. The Schedules and Appendices attached hereto form a part of these Policies and Procedures, and taken together these Policies and Procedures and such Schedules and Appendices constitute one and the same document.

                    GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC


               SCHEDULE 1 TO PRE-APPROVAL POLICIES AND PROCEDURES

                         SERVICE AFFILIATES OF THE FUND
                         ------------------------------

                              (AS OF MAY 24, 2004)



     1.   General Motors Investment Management Corporation

     2.   General Motors Trust Company

                    GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC


               APPENDIX A TO PRE-APPROVAL POLICIES AND PROCEDURES

                                 AUDIT SERVICES
                                 --------------


     FOR PURPOSES OF THESE PROCEDURES, "AUDIT SERVICES" PROVIDED TO THE FUND INCLUDE THE FOLLOWING:

     1. Annual audit of the Fund's financial statements and other reviews, as necessary.

     2. Other procedures, including review of tax provisions, that need to be performed by the Auditor in order to provide an opinion on the Fund's financial statements, including tests performed to evaluate the Fund's internal control systems, information systems and procedures.

     3. Preparation of the Auditor's report on the Fund's internal controls for financial reporting, and related procedures.

     4. Services that generally only the Auditor can provide, such as consents, comfort letters, assistance with and review of documents filed with the SEC, and statutory audits.

                    GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC


               APPENDIX B TO PRE-APPROVAL POLICIES AND PROCEDURES

                               PROHIBITED SERVICES
                               -------------------

     IN CONSIDERING WHETHER TO PRE-APPROVE A SERVICE, THE AUDIT COMMITTEE SHOULD BE AWARE THAT THE AUDITOR IS PROHIBITED FROM PROVIDING CERTAIN SERVICES TO ANY "INVESTMENT COMPANY COMPLEX ENTITY", SUBJECT TO LIMITED EXCEPTIONS NOTED BELOW. "INVESTMENT COMPANY COMPLEX ENTITIES" INCLUDE:

     1.    The Fund and its investment adviser;
     2. Any entity controlled by or controlling the Fund's investment adviser, and any entity under common control with the Fund's investment adviser if such entity (a) is an investment adviser, or
           (b) is in the business of providing administrative, custodian, underwriting, or transfer agent services to any investment company or investment adviser; and
     3. Any investment company (including entities that would be investment companies but for the exclusions provided by Section 3(c) of the Investment Company Act of 1940) advised by the Fund's investment manager or investment adviser or by another entity specified in paragraph 2 above.
     NOTE: THE TERM "INVESTMENT ADVISER" FOR THIS PURPOSE DOES NOT INCLUDE A ----- SUB-ADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND THAT IS
           SUBCONTRACTED WITH OR OVERSEEN BY ANOTHER INVESTMENT ADVISER.

The Fund's "Investment Company Complex Entities" include:

     a.   GMAM Absolute Return Strategies Fund, LLC
     b.   General Motors Investment Management Corporation
     c.   GM Partners, LLC
     d.   General Motors Trust Company
     e.   General Motors Trust Bank, N.A.
     f.   General Motors Asset Management Corporation
     g.   General Motors Corporation

     THE FOLLOWING SERVICES MAY NOT BE PROVIDED BY THE FUND'S AUDITOR TO AN INVESTMENT COMPANY COMPLEX ENTITY, EXCEPT AS NOTED:

     1. BOOKKEEPING OR OTHER SERVICES RELATED TO THE ACCOUNTING RECORDS OR FINANCIAL STATEMENTS OF AN INVESTMENT COMPANY COMPLEX ENTITY,
          INCLUDING:

     o Maintaining or preparing the accounting records for an Investment Company Complex Entity;
     o Preparing an Investment Company Complex Entity's financial statements that are filed with the SEC, or that form the basis that form the basis for such financial statements; or
     o Preparing or originating source data underlying an Investment Company Complex Entity's financial statements.

1.   FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION, INCLUDING:
     o Directly or indirectly operating, or supervising the operation of, an Investment Company Complex Entity's information system or managing an Investment Company Complex Entity's local area network.
     o Designing or implementing a hardware or software system that aggregates source data underlying the financial statements or generates information that is significant to an Investment Company Complex Entity's financial statements or other financial information systems taken as a whole.
2. APPRAISAL OR VALUATION SERVICES, FAIRNESS OPINIONS, OR CONTRIBUTION-IN-KIND REPORTS.
3. ACTUARIAL SERVICES. This category includes any actuarially-oriented advisory service involving the determination of amounts recorded in an Investment Company Complex Entity's financial statements and related accounts. This prohibition does not apply to providing assistance to an Investment Company Complex Entity in understanding the methods, models, assumptions, and inputs used in computing an amount.
4. INTERNAL AUDIT OUTSOURCING SERVICES. This category includes any internal audit service for an Investment Company Complex Entity that has been outsourced by the Investment Company Complex Entity that relates to the Investment Company Complex Entity's internal accounting controls, financial systems, or financial statements.
     EXCEPTION: The foregoing services 1-5 may be provided if the Audit Committee reasonably concludes that the results of these services will not be subject to audit procedures during an audit of an Investment Company Complex Entity's financial statements.
5. MANAGEMENT FUNCTIONS. This category includes acting, temporarily or permanently, as a director, officer, or employee of an Investment Company Complex Entity, or performing any decision-making, supervisory, or ongoing monitoring function for an Investment Company Complex Entity.
6.   HUMAN RESOURCES. Services in this category are:
     o searching for or seeking out prospective candidates for managerial, executive, or director positions;
     o engaging in psychological testing, or other formal testing or evaluation programs;
     o undertaking reference checks of prospective candidates for an executive or director position;

     o acting as a negotiator on behalf of an Investment Company Complex Entity, such as determining position, status or title, compensation, fringe benefits, or other conditions of employment; or
     o recommending, or advising an Investment Company Complex Entity to hire, a specific candidate for a specific job (except that the Fund's Auditor may, upon request by an Investment Company Complex Entity, interview candidates and advise the Investment Company Complex Entity on the candidate's competence for financial accounting, administrative, or control positions).
7. BROKER-DEALER, INVESTMENT ADVISER, OR INVESTMENT BANKING SERVICES. Services in this category include:
     o acting as a broker-dealer (registered or unregistered), promoter, or underwriter, on behalf of an Investment Company Complex Entity;
     o making investment decisions on behalf of an Investment Company Complex Entity, or otherwise having discretionary authority over an audit client's investments;
     o    executing a transaction to buy or sell an audit client's investment;
          or
     o having custody of assets of an Investment Company Complex Entity, such as taking temporary possession of securities purchased by an Investment Company Complex Entity.
8. LEGAL SERVICES. A prohibited legal service is any service to an Investment Company Complex Entity that, under circumstances in which the service is provided, could be provided only by someone licensed, admitted, or otherwise qualified to practice law in the jurisdiction in which the service is provided.
9. EXPERT SERVICES UNRELATED TO THE AUDIT. This category includes providing an expert opinion or other expert service for an Investment Company Complex Entity, or an Investment Company Complex Entity's legal representative, for the purpose of advocating an Investment Company Complex Entity's interests in litigation or in a regulatory or administrative proceeding or investigation. This prohibition is not applicable to cases in which the Fund's independent accountant provides a factual account, including testimony, of work performed, or explains the positions taken or conclusions reached during the performance of any services provided by the accountant to an Investment Company Complex Entity.

                    GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC


               APPENDIX C TO PRE-APPROVAL POLICIES AND PROCEDURES

                               NON-AUDIT SERVICES
                               ------------------


     FOR PURPOSES OF THESE POLICIES AND PROCEDURES, THE FOLLOWING SERVICES ARE PERMISSIBLE "NON-AUDIT SERVICES." IF THE SERVICES ARE (I) NOT PROHIBITED SERVICES, AND (II) TO BE PROVIDED TO A SERVICE AFFILIATE AND THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE FUND, THESE SERVICES ARE SUBJECT TO THE PRE-APPROVAL REQUIREMENTS OF THESE POLICIES AND PROCEDURES.

1. AUDIT-RELATED SERVICES (traditionally performed by the firm engaged as Auditor)
     o    Audit of an employee benefit plan.
     o    Due diligence procedures related to mergers and acquisitions.
     o    Review of internal controls.
     o    Consultations concerning financial accounting and reporting standards.
2.   TAX SERVICES
     o    Tax compliance services, including preparation of tax returns.
     o    Tax planning and advice.
3.   OTHER NON-AUDIT SERVICES
     o    Advisory and consultation services.
     o    Other non-audit services not listed above.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b)  100.00%

                    (c)  100.00%

                    (d)  100.00%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the following last two fiscal years of the registrant:

                                               2005                2004

            Audit-Related Fees               $498,000            $486,909
            Tax Fees                         $750,000            $750,000

            All Other Fees                    $35,540            $100,358
            Total Non-Audit Fees           $1,283,540          $1,337,265

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.


             GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC (THE "FUND")
                      PROXY VOTING POLICIES AND PROCEDURES
                      ------------------------------------

The Fund is responsible for voting proxies on securities held in its portfolio ("portfolio securities"). For purposes of these Proxy Voting Policies and Procedures, the term "proxy" includes shareholder consents received from unregistered investment companies in which the Fund invests ("Investment Funds"). If the Fund does receive a proxy, except as noted below, the decision regarding how to vote such proxy shall be made by the portfolio manager(s) of the Fund's investment adviser and sub-adviser, if any, (collectively "Investment Adviser(s)") responsible for the Fund investment that is the subject of the proxy. In deciding how to vote proxies, the portfolio manager is required to comply with these policies and procedures.

General Principle
-----------------

The Fund considers the proxy vote to be an asset of the Fund. Accordingly, all proxies must be voted solely in the best interests of the Fund and its members ("Members"). It is the portfolio manager's responsibility to review each proxy and the related materials and to determine what vote represents the Fund's and its Members' best interests. Although the portfolio manager may, and, to the extent possible, should, utilize both internal and external research and resources, information, and/or services to assist him or her in understanding and analyzing a specific proxy issue, the portfolio manager is solely responsible for voting each proxy that he or she receives in a timely manner and for the exclusive purpose of providing benefits to the Fund and its Members. In this regard, and subject to the specific guidelines set forth below, the portfolio manager generally will seek to enhance the value of the Fund's portfolio by voting each proxy in a manner that is designed to maximize the value of the Fund's investment. A portfolio manager shall evaluate all proxy proposals on an individual basis. Subject to any applicable contractual obligations, there may be times when a portfolio manager determines that refraining from voting a proxy is in the Fund's best interest, such as when such portfolio manager determines that the cost of voting a proxy exceeds the expected benefit to the Fund.

Specific Guidelines
-------------------

The portfolio manager will evaluate each proxy in light of the Fund's and its Members' best interests. With respect to certain proxy voting questions, the Fund's interests generally will be best served by voting in the following manner.

In the absence of specific detrimental information, the portfolio manager will generally vote for:

o    Proposed managers or directors, if unopposed.
o    The annual election of managers or directors.
o    Company management's recommendation of independent auditor.
o    Stock incentive plans for employees, directors, or managers.

o Management requests for authorization to increase the number of authorized common shares and/or for stock splits.

In the absence of specific detrimental information, the portfolio manager will generally vote against:

o    Compensation packages deemed to be excessive.
o Shareholder proposals requiring preemptive rights because such rights generally are too confining.
o Shareholder proposals creating staff costs to serve a narrow interest, such as:
     -    reporting on management's prior government service;
     - disclosure of executive officer compensation beyond what is required by the SEC; or
     -    environmental reports beyond those required by law.

Material Conflicts of Interest
------------------------------

The above proxy voting principles and guidelines are designed to ensure that proxies are properly voted. Additionally, with regard to the voting of proxies by the Fund, material conflicts of interest must be avoided. Because the Fund invests most of its assets in Investment Funds and is not affiliated with any investment bank, it is highly unlikely that any specific proxy will result in a material conflict of interest between the Fund, the Fund's Investment Adviser(s) or an affiliated person of such person (an "Affiliated Person") and any Member. In the unlikely event that (i) a specific proxy is not addressed by any of the guidelines above and (ii) the Investment Adviser(s) or its Affiliated Person has a material conflict or is aware of a potential material conflict in connection with a proxy vote, the portfolio manager may not vote the proxy. Instead, a decision regarding the voting of such proxy will be made by the managers of the Fund who are not "interested persons" of the Fund, as that term is defined in the Investment Company Act of 1940.

Personnel of the Investment Adviser(s) are under an obligation (i) to be aware of the potential for conflicts of interest in voting proxies on behalf of the Fund both as a result of an employee's personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser(s)' business; and (ii) to bring conflicts of interest of which they become aware to the attention of the General Counsel of such Investment Adviser or his or her designee. A conflict of interest arises when the existence of a personal or business relationship on the part of the Investment Adviser(s) or one of its employees might influence, or appear to influence, the manner in which the portfolio manager decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which an employee of the Investment Adviser(s) has a spouse or other close relative who serves as a senior executive of a company. An example of a business relationship that creates a potential conflict of interest would be a situation in which a company or its senior executives are clients of the Investment Adviser(s).

Recordkeeping
-------------

The Fund will maintain (i) a copy of these Proxy Voting Policies and Procedures;
(ii) a record of any proxy statements or shareholder consents received by the Fund in connection with portfolio securities if not readily available through a third party service provider or through the Security and Exchange Commission's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system; (iii) a record of all proxy votes cast or shareholder consents executed in connection with portfolio securities; (iv) a record of all written Member requests for proxy voting information and the Fund's written response to any such Member requests (regardless of whether the Member request was written or oral); and (v) copies of all communications received and any other internal documents created that are material to the proxy voting or shareholder consent execution decision or that memorialize the basis for any such decision. These records will be maintained in an easily accessible place for a period of five years. The Fund is permitted to use a third party service provider to maintain proxy statements and proxy votes cast if the provider undertakes to provide copies of the records promptly to the Fund upon request. In addition, each Investment Adviser will maintain all proxy voting records that it is required to maintain under applicable law.

Other Policies
--------------

Investment Advisers may from time to time adopt their own proxy voting policies and procedures relating to the voting of proxies with respect to securities held in client accounts. Such policies and procedures shall not apply to the voting of proxies with respect to securities held by the Fund.

Adopted:  August 4, 2003



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to  Rule 30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      GMAM Absolute Return Strategies Fund, LLC
            -----------------------------------------------------------------


By (Signature and Title)*  /s/ W. Allen Reed
                         ----------------------------------------------------
                           W. Allen Reed, President
                           (principal executive officer)

Date              June 2, 2005
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ W. Allen Reed
                         ----------------------------------------------------
                           W. Allen Reed, President
                           (principal executive officer)

Date              June 2, 2005
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael E. Klehm
                         ----------------------------------------------------
                           Michael E. Klehm, Treasurer
                           (principal financial officer)

Date              June 2, 2005
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.